UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Net cash provided by operating activities
Net cash provided by operating activities	$ 124,956	$ 122,426
Investing activities
Additions to direct financing leases and leaseback assets	0	(65,030)
Purchase of vessels, capital improvements and other additions	(4,144)	(40,278)
Investment in newbuilding contracts and vessel deposits	(18,783)	0
Proceeds from sales of vessels and termination of charters	(519)	34,581
Net amounts paid to/(received from) associated companies	(588)	15,941
Proceeds from sale of shares	0	21,055
Other investments and long term assets, net	308
Other investments and long term assets, net		(32,527)
Net cash used in investing activities	(23,726)	(66,258)
Financing activities
Shares issued, net of issuance costs	83,428	12,659
Principal settlements of cross currency swaps, net	0	(11,706)
Payment for early settlements of interest rate swaps, net	0	(4,539)
Repurchase of bonds	(68,146)	(64,795)
Proceeds from issuance of short-term and long-term debt	252,000	347,231
Repayments of short-term and long-term debt	(151,668)	(275,905)
Debt fees paid	(3,573)	(4,199)
Repayment of lease obligation liability	(24,238)	(32,925)
Cash dividends paid	(35,713)	(64,887)
Net cash used in financing activities	52,090	(99,066)
Net change in restricted cash and cash and cash equivalents	153,320	(42,898)
Cash, restricted cash and cash equivalents at start of the period	224,398	203,016	$ 203,016
Cash, restricted cash and cash equivalents at end of the period	377,718	160,118	224,398
Cash, restricted cash and cash equivalents:
Cash and cash equivalents	371,852	152,124	215,445
Restricted cash	5,866	7,994	8,953
Cash, restricted cash and cash equivalents at end of the period	$ 377,718	$ 160,118	$ 224,398